Contingencies and restrictions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of contingent liability [Abstract]
Disclosure of detailed information about financial indicators [Text Block]	As of December 31, 2019, the above-mentioned financial indicator has the following values:
Indicator	As of December 31, 2019	As of December 31, 2018
Leverage	1.19	1.00

Disclosure of detailed information about grantor obligations [Text Block]

Grantor	Relationship	As of December 31, 2019	As of December 31, 2019
		ThUS$	ThUS$
Ferosor Agrícola S.A.	Unrelated Third party	5,372	3,598
Tattersall Agroinsumos S.A.	Unrelated Third party	2,000	2,000
Contador Frutos S.A.	Unrelated Third party	-	1,587
Covepa SPA	Unrelated Third party	671	720
Johannes Epple Davanzo	Unrelated Third party	300	321
Hortofrutícola La Serena	Unrelated Third party	282	294
Com. Serv Johannes Epple Davanz	Unrelated Third party	269	-
Juan Luis Gaete Chesta	Unrelated Third party	182	195
Arena Fertilizantes y Semillas	Unrelated Third party	201	216
Vicente Oyarce Castro	Unrelated Third party	213	222
Soc. Agrocom. Julio Polanco	Unrelated Third party	-	144
Bernardo Guzmán Schmidt	Unrelated Third party	121	126
Total		9,611	9,423

Disclosure of detailed information about guarantees in which there is no pending balance [Text Block]
Guarantees without pending balance indirectly reflect that the respective guarantees are in force and approved by the Company’s Board of Directors and have not been used by the respective subsidiary.

	Debtor			Outstanding balances as of the closing date of the financial statements
Creditor of the guarantee	Name	Relationship	Type of guarantee	As of December 31, 2019	As of December 31, 2018
				ThUS$	ThUS$
Australian and New Zealand Bank	SQM North America Corp	Subsidiary	Guarantee	-	-
Australian and New Zealand Bank	SQM Europe N.V.	Subsidiary	Guarantee	-	-
Generale Bank	SQM North America Corp	Subsidiary	Guarantee	-	-
Generale Bank	SQM Europe N.V.	Subsidiary	Guarantee	-	-
Kredietbank	SQM North America Corp	Subsidiary	Guarantee	-	-
Kredietbank	SQM Europe N.V.	Subsidiary	Guarantee	-	-
Bancos e Instituciones Financieras	SQM Investment Corp. N.V.	Subsidiary	Guarantee	-	-
Bancos e Instituciones Financieras	SQM Europe N.V.	Subsidiary	Guarantee	-	-
Bancos e Instituciones Financieras	SQM North America Corp	Subsidiary	Guarantee	-	-
Bancos e Instituciones Financieras	Nitratos Naturais do Chile Ltda.	Subsidiary	Guarantee	-	-
Bancos e Instituciones Financieras	SQM México S.A. de C.V.	Subsidiary	Guarantee	-	-
Bancos e Instituciones Financieras	SQM Brasil Ltda.	Subsidiary	Guarantee	-	-
“BNP’’	SQM Investment Corp. N.V.	Subsidiary	Guarantee	-	-
Sociedad Nacional de Minería A.G.	SQM Potasio S.A.	Subsidiary	Guarantee	-	-
Scotiabank & Trust (Cayman) Ltd.	Royal Seed Trading A.V.V.	Subsidiary	Guarantee	-	-
Scotiabank & Trust (Cayman) Ltd.	Royal Seed Trading A.V.V.	Subsidiary	Guarantee	-	-
Bank of America	Royal Seed Trading A.V.V.	Subsidiary	Guarantee	-	-
Export Development Canada	Royal Seed Trading A.V.V.	Subsidiary	Guarantee	-	-
The Bank of Tokyo-Mitsubishi UFJ Ltd.	Royal Seed Trading A.V.V.	Subsidiary	Guarantee	-	-
JP Morgan Chase Bank	SQM Industrial S.A.	Subsidiary	Guarantee	-	-
The Bank of Nova Scotia	SQM Investment Corp. N.V.	Subsidiary	Guarantee	-	-
Morgan Stanley Capital Services	SQM Investment Corp. N.V.	Subsidiary	Guarantee	-	-
The Bank of Tokyo-Mitsubishi UFJ Ltd	SQM Investment Corp. N.V.	Subsidiary	Guarantee	-	-
HSBC	SQM Investment Corp. N.V.	Subsidiary	Guarantee	-	-
Deutsche Bank AG	SQM Investment Corp. N.V.	Subsidiary	Guarantee	-	-
Credit Suisse International	SQM Investment Corp. N.V.	Subsidiary	Guarantee	-	-